Self-Directed Life

                        A Flexible Life Insurance Policy

                                 Annual Report

                               December 31, 2003



Funded by T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series

MESSAGE TO SHAREHOLDERS

The economy strengthened in the first half of 2003 and expanded rapidly in the third quarter. The economic expansion pushed interest rates up in the second and third quarter, although rates still remain at low levels. The stock market anticipated stronger corporate earnings due to the economic recovery and made a strong showing during the second and third quarter.

Fiscal and monetary stimulus combined to drive Gross Domestic Product up to its highest levels in 20 years. The GDP increased at an annual rate of 7.2% in the third quarter. We do not believe this rate of growth is sustainable, but we do anticipate continued growth throughout 2004.

The economic expansion put upward pressure on interest rates. The yield on the 10-year treasury bond rose about 60 basis points during the third quarter. We expect continued upward pressure on rates as credit demands increase.

The stock market staged an outstanding comeback after three years of negative returns. The S&P 500 rose 14% through September and continued the rally through October. We believe the market is a bit ahead of the fundamentals at this juncture. We may see some retrenchment, but anticipate good stock market returns through at least the middle of 2004.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,



Dale R. Schuh, CEO
Sentry Life Insurance Company








The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and Janus Aspen Institutional Series are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds

                          SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2003


Assets:

Investments at value:
Janus Aspen Series:
   Aspen Growth Portfolio, 9,345 shares (cost $156,837)                          $        179,700
   Aspen Mid Cap Growth Portfolio, 146,096 shares (cost $4,192,503)                     3,126,461
   Aspen Capital Appreciation Portfolio, 5,711 shares (cost $111,067)                     119,009
   Aspen Worldwide Growth Portfolio, 1,337 shares (cost $32,938)                           34,515
   Aspen Balanced Portfolio, 5,142 shares (cost $108,300)                                 118,171

T. Rowe Price Fixed Income Series, Inc.:
   Prime Reserve Portfolio, 211,216 shares (cost $211,216)                                211,216
   Limited Term Bond Portfolio, 37,752 shares (cost $189,667)                             192,155

T. Rowe Price Equity Series, Inc.:
   Equity Income Portfolio, 7,895 shares (cost $131,778)                                  159,389
   Personal Strategy Balanced Portfolio, 122,328 shares (cost $1,845,973)               1,973,156

T. Rowe Price International Series, Inc.:
   International Stock Portfolio, 883 shares (cost $8,826)                                 10,540
                                                                                   ---------------

Net Assets                                                                       $      6,124,312
                                                                                   ===============



The accompanying notes are an integral part of these financial statements

                          SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                            STATEMENTS OF OPERATIONS


                                 For the Years ended December 31,
                               ---------------------------------------------------------
                               ---------------------------------------------------------

                                 Janus Aspen        Janus Aspen          Janus Aspen
                                   Growth         Mid Cap Growth     Capital Appreciation
                               ----------------- ------------------- --------------------
                                2003     2002     2003       2002      2003     2002
                               -------- -------- --------  ---------  -------- --------
Investment Income:
  Dividends                      $ 148      $ -       $ -        $ -     $ 493    $ 463

Expenses:
  Mortality and expense risk
  charges                        1,289      974    24,393     24,276       905      683
                               -------- --------  --------  ---------  -------- --------
Net investment income (loss)    (1,141)    (974)  (24,393)   (24,276)     (412)    (220)
                               -------- --------  --------  ---------  -------- --------
Realized gains (losses)
 on investments:
  Realized net investment gain  (4,760) (22,638)  (1,448,441(1,565,096) (8,824)  (7,191)

  Capital gain distributions
  received                           -        -         -          -         -        -
                               -------- --------  --------  ---------  -------- --------
  Realized gain (loss) on
  investments and capital gain
  distributions, net            (4,760) (22,638)  (1,448,441(1,565,096) (8,824)  (7,191)

Unrealized appreciation
  (depreciation), net           45,454  (11,191)  2,272,511  635,910    27,753   (6,122)
                               -------- --------  --------  ---------  -------- --------
Net increase (decrease) in net
 assets from operations       $ 39,553 $(34,803) $799,677  $(953,462) $18,517  $(13,533)
                               ======== ========  ========  =========  ======== ========


                                For the Years ended December 31,
                               --------------------------------------
                                 Janus Aspen          Janus Aspen
                                Worldwide Growth       Balanced
                               ------------------  ------------------
                                2003      2002      2003       2002
                               -------- --------   --------  ---------
Investment Income:
  Dividends                      $ 343    $ 288   $ 2,530    $ 2,352

Expenses:
  Mortality and expense risk
  charges                          276      300     1,038        698
                               -------- --------  --------  ---------
Net investment income (loss)        67      (12)    1,492      1,654
                               -------- --------  --------  ---------
Realized gains (losses) on
  investments:
  Realized net investment gain
   (loss)                       (4,930) (11,869)   (2,743)    (2,891)

  Capital gain distributions
  received                           -        -         -          -
                               -------- --------  --------  ---------
  Realized gain (loss) on
  investments and capital gain
  distributions, net            (4,930) (11,869)   (2,743)    (2,891)

Unrealized appreciation
  (depreciation), net           11,506    1,644     15,141    (2,999)
                               -------- --------  --------  ---------
Net increase (decrease) in net
  assets from operations       $ 6,643 $(10,237)  $ 13,890  $ (4,236)
                               ======== ========  ========  =========

The accompanying notes are an integral part of these financial statements.

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                            STATEMENTS OF OPERATIONS

                                For the Years ended December 31,
                              --------------------------------------------------------------------------------------------
                                      T. Rowe Price                     T. Rowe Price                T. Rowe Price
                                      Prime Reserve                    Limited Term Bond             Equity Income
                              --------------------------------   ----------------------------   --------------------------
                                  2003             2002             2003           2002           2003          2002
                              ---------------  ---------------   -------------  -------------   ------------  ------------
Investment Income:
  Dividends                       $ 1,587          $ 5,251         $ 7,087        $ 9,549        $ 2,132       $ 1,042

Expenses:
  Mortality and expense risk
  charges                           2,071            2,979           1,683          1,633          1,066           455
                              ---------------  ---------------   -------------  -------------   ------------  ------------
Net investment income (loss)         (484)           2,272           5,404          7,916          1,066           587
                              ---------------  ---------------   -------------  -------------   ------------  ------------
Realized gains (losses) on
  investments:
  Realized net investment gain
  (loss)                                -                -           2,503          2,536         (2,929)       (1,733)

  Capital gain distributions
  received                              -                -             376              -              -            42
                              ---------------  ---------------   -------------  -------------   ------------  ------------
  Realized gain (loss) on
    investments and capital
    gain distributions, net              -                -           2,879          2,536         (2,929)       (1,691)

Unrealized appreciation
   (depreciation), net                   -                -          (2,287)        (1,767)        31,497        (3,773)
                              ---------------  ---------------   -------------  -------------   ------------  ------------
Net increase (decrease) in net
  assets from operations             $ (484)         $ 2,272         $ 5,996        $ 8,685       $ 29,634      $ (4,877)
                              ===============  ===============   =============  =============   ============  ============

                                For the Years ended December 31,
                              ---------------------------------------------------------------
                                     T. Rowe Price                      T. Rowe Price
                                 Personal Strategy Badlanced          International Stock
                              --------------------------------   ----------------------------
                                   2003             2002             2003           2002
                              ---------------  ---------------   -------------  -------------
Investment Income:
  Dividends                      $ 38,917         $ 44,484           $ 113           $ 69

Expenses:
  Mortality and expense risk
  charges                          15,743           15,497              66             48
                              ---------------  ---------------   -------------  -------------
Net investment income (loss)       23,174           28,987              47             21
                              ---------------  ---------------   -------------  -------------
Realized gains (losses) on
  investments:
  Realized net investment gain
  (loss)                           (27,722)         (40,217)           (709)          (707)

  Capital gain distributions
  received                           1,216                -               9              7
                              ---------------  ---------------   -------------  -------------
  Realized gain (loss) on
    investments and capital
    gain distributions, net         (26,506)         (40,217)           (700)          (700)

Unrealized appreciation
    (depreciation), net             383,438         (147,562)          2,737           (595)
                              ---------------  ---------------   -------------  -------------
Net increase (decrease) in net
  assets from operations          $ 380,106       $ (158,792)        $ 2,084       $ (1,274)
                              ===============  ===============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                       STATEMENTS OF CHANGES IN NET ASSETS

                                 For the Years ended December 31,
                               ---------------------------------------------------------------------
                                 Janus Aspen             Janus Aspen              Janus Aspen
                                    Growth              Mid Cap Growth        Capital Appreciation
                               --------------------   -------------------    -----------------------
                                 2003         2002      2003         2002      2003        2002
                               --------    --------   --------     -------   --------    --------
Increase (decrease) in net assets
  from operations:
  Net investment income (loss) $ (1,141)    $ (974)  $ (24,393)  $ (24,276)  $ (412)     $ (220)

  Realized gains (losses) on
  investments                    (4,760)   (22,638) (1,448,441) (1,565,096)  (8,824)     (7,191)

  Unrealized appreciation
  (depreciation), net            45,454    (11,191)   2,272,511   (635,910)  27,753      (6,122)
                               --------    --------  ----------  ---------- --------    --------
Net increase (decrease) in net
  assets from operations         39,553    (34,803)     799,677   (953,462)  18,517     (13,533)
                               --------    --------  ----------  ---------- --------    --------
Contract transactions:
  Purchase payments              64,681     66,527      512,450    674,599   29,854      27,920

  Transfers between subaccounts,
  net                              (772)     5,583      (34,310)   (74,627)  (3,045)     18,974

  Withdrawals and surrenders    (15,464)   (13,243)    (227,728)  (241,872)  (2,353)     (1,341)

  Monthly deductions            (16,271)   (14,754)    (334,357)  (356,011) (13,090)     (9,442)

  Policy loans                     (326)      (152)      (2,950)    97,585     (236)          -

  Death benefits                      -          -      (14,070)         -         -          -
                               --------    --------  ----------  ---------- --------    --------
Net increase (decrease) in net
  assets derived from principal
  transactions                   31,848      43,961    (100,965)     99,674   11,130     36,111
                               --------    --------  ----------  ---------- --------    --------
Total increase (decrease) in
  net assets                     71,401       9,158     698,712    (853,788)  29,647     22,578

Net assets at beginning of
 year                           108,299      99,141   2,427,749   3,281,537   89,362     66,784
                               --------    --------  ----------  ---------- --------    --------
Net assets at end of year     $ 179,700    $108,299  $ 3,126,46  $2,427,749 $119,009   $ 89,362
                               ========    ========  ==========  ========== ========    ========


                                 For the Years ended December 31,
                               --------------------------------------
                                  Janus Aspen       Janus Aspen
                               Worldwide Growth      Balanced
                               -----------------  -------------------
                                2003     2002      2003       2002
                               -------- --------  --------  ---------

Increase (decrease) in net
  assets from operations:
  Net investment income (loss)    $ 67    $ (12)  $ 1,492    $ 1,654

  Realized gains (losses) on
  investments                   (4,930) (11,869)   (2,743)    (2,891)

  Unrealized appreciation
  (depreciation), net           11,506    1,644    15,141     (2,999)
                               -------- --------  --------  ---------
Net increase (decrease) in net
  assets from operations         6,643  (10,237)   13,890     (4,236)
                               -------- --------  --------  ---------
Contract transactions:
  Purchase payments              8,257   13,726    28,016     29,158

  Transfers between subaccounts,
  net                              545   (8,693)   (5,251)    52,169

  Withdrawals and surrenders    (4,455)  (3,519)  (14,881)      (713)

  Monthly deductions            (3,788)  (4,247)  (17,144)   (12,844)

  Policy loans                     (69)      11        60       (388)

  Death benefits                     -        -         -          -
                               -------- --------  --------  ---------
Net increase (decrease) in net
  assets derived from principal
  transactions                     490   (2,722)   (9,200)    67,382
                               -------- --------  --------  ---------
Total increase (decrease) in
  net assets                     7,133  (12,959)    4,690     63,146

Net assets at beginning of year 27,382   40,341   113,481     50,335
                               -------- --------  --------  ---------
Net assets at end of year     $ 34,515 $ 27,382  $118,171  $ 113,481
                               ======== ========  ========  =========

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                       STATEMENTS OF CHANGES IN NET ASSETS

                                  For the Years ended December 31,
                                --------------------------------------------------------------------------------------------
                                     T. Rowe Price                     T. Rowe Price                 T. Rowe Price
                                     Prime Reserve                   Limited Term Bond               Equity Income
                                --------------------------------   ----------------------------   --------------------------
                                     2003             2002             2003           2002           2003          2002
                                ---------------  ---------------   -------------  -------------   ------------  ------------
Increase (decrease) in net
  assets from operations:
  Net investment income (loss)        $ (484)         $ 2,272         $ 5,404        $ 7,916        $ 1,066         $ 587

  Realized gains (losses) on
  investments                              -                -           2,879          2,536         (2,929)       (1,691)

  Unrealized appreciation
  (depreciation), net                      -                -          (2,287)        (1,767)        31,497        (3,773)
                                ---------------  ---------------   -------------  -------------   ------------  ------------
Net increase (decrease) in net
  assets from operations                (484)           2,272           5,996          8,685         29,634        (4,877)
                                ---------------  ---------------   -------------  -------------   ------------  ------------
Contract transactions:
  Purchase payments                   27,620          107,583          23,255         24,156         47,715        39,874

  Transfers between
  subaccounts, net                     3,697          (57,538)         15,411         37,392         19,565        41,919

  Withdrawals and surrenders         (35,997)        (224,148)        (16,668)       (20,885)        (4,042)         (290)

  Monthly deductions                 (21,400)         (29,546)        (17,915)       (16,064)       (19,286)       (8,518)

  Policy loans                           534           (3,214)           (672)        (7,939)          (337)          (66)

  Death benefits                           -                -               -              -              -             -
                                ---------------  ---------------   -------------  -------------   ------------  ------------
Net increase (decrease) in net
  assets derived from principal
  transactions                        (25,546)        (206,863)          3,411         16,660         43,615        72,919
                                ---------------  ---------------   -------------  -------------   ------------  ------------
Total increase (decrease) in net
  assets                              (26,030)        (204,591)          9,407         25,345         73,249        68,042

Net assets at beginning of year       237,246          441,837         182,748        157,403         86,140        18,098
                                ---------------  ---------------   -------------  -------------   ------------  ------------
Net assets at end of year           $ 211,216        $ 237,246       $ 192,155      $ 182,748      $ 159,389      $ 86,140
                                ===============  ===============   =============  =============   ============  ============

                                  For the Years ended December 31,
                                ---------------------------------------------------------------
                                        T. Rowe Price                   T. Rowe Price
                                   Personal Strategy Balanced         International Stock
                                --------------------------------   ----------------------------
                                   2003             2002             2003           2002
                                ---------------  ---------------   -------------  -------------
Increase (decrease) in net
  assets from operations:
  Net investment income (loss)     $ 23,174         $ 28,987            $ 47           $ 21

  Realized gains (losses) on
  investments                       (26,506)         (40,217)           (700)          (700)

  Unrealized appreciation
  (depreciation), net               383,438         (147,562)          2,737           (595)
                                ---------------  ---------------   -------------  -------------
Net increase (decrease) in net
  assets from operations            380,106         (158,792)          2,084         (1,274)
                                ---------------  ---------------   -------------  -------------
Contract transactions:
  Purchase payments                 166,339          216,466           3,440          4,131

  Transfers between subaccounts,
  net                                 1,157          (15,563)          3,003            384

  Withdrawals and surrenders        (76,662)         (58,714)         (2,960)            (1)

  Monthly deductions               (120,213)        (118,967)         (1,342)          (843)

  Policy loans                      (16,564)         (23,900)           (174)           149

  Death benefits                          -                -               -              -
                                ---------------  ---------------   -------------  -------------
Net increase (decrease) in net
  assets derived from principal
  transactions                       (45,943)            (678)          1,967          3,820
                                ---------------  ---------------   -------------  -------------
Total increase (decrease) in
  net assets                         334,163         (159,470)          4,051          2,546

Net assets at beginning of year    1,638,993        1,798,463           6,489          3,943
                                ---------------  ---------------   -------------  -------------
Net assets at end of year        $ 1,973,156      $ 1,638,993        $ 10,540        $ 6,489
                                ===============  ===============   =============  =============


The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 and 2002

1.    Organization

      The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 in support of variable life insurance contracts, and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles general accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.

      During 2003, Janus Aspen Aggressive Growth Portfolio was re-named to Janus Aspen Mid Cap Growth Portfolio.

      The Funds are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Life Account's Annual Report.

2.    Significant Accounting Policies

      Valuation of Investments

      Investment in shares of the Funds are valued at each Fund's offering and redemption price.

      Securities Transactions and Investment Income

      Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

      Federal Income Taxes

      The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

      Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

December 31, 2003 and 2002

3.    Purchases and Sales of Securities

      In 2003, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                     Proceeds
                                                    Purchases        on Sales
                                                   -------------- --------------
Janus Aspen Growth Portfolio                            $ 65,835        $ 35,126
Janus Aspen Mid Cap Growth Portfolio                     518,306         643,663
Janus Aspen Capital Appreciation Portfolio                30,811          20,093
Janus Aspen Worldwide Growth Portfolio                     9,404           8,849
Janus Aspen Balanced Portfolio                            31,411          39,118
T. Rowe Price Prime Reserve Portfolio                     42,246          68,276
T. Rowe Price Limited Term Bond Portfolio                 48,379          39,188
T. Rowe Price Equity Income Portfolio                     71,023          26,340
T. Rowe Price Personal Strategy Balanced Portfolio       213,472         235,024
T. Rowe Price International Stock Portfolio                6,572           4,549
                                                   -------------- --------------
    Total                                            $ 1,037,459     $ 1,120,226
                                                   ============== ==============

      In 2002, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                     Proceeds
                                                    Purchases        on Sales
                                                   -------------- --------------
Janus Aspen Growth Portfolio                            $ 81,336        $ 38,995
Janus Aspen Aggressive Growth Portfolio                  787,125         712,671
Janus Aspen Capital Appreciation Portfolio                47,564          12,281
Janus Aspen Worldwide Growth Portfolio                    14,337          17,571
Janus Aspen Balanced Portfolio                            87,175          18,552
T. Rowe Price Prime Reserve Portfolio                    153,333         359,091
T. Rowe Price Limited Term Bond Portfolio                 73,460          50,009
T. Rowe Price Equity Income Portfolio                     89,223          15,830
T. Rowe Price Personal Strategy Balanced Portfolio       281,003         253,173
T. Rowe Price International Stock Portfolio                5,827           2,011
                                                   -------------- --------------
    Total                                            $ 1,620,383     $ 1,480,184
                                                   ============== ==============

4.    Expenses and Related Party Transactions

      A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. The Company has elected to pass through to the Variable Life Account any administrative allowances received from the Funds. Allowances equal to .15% of the daily net asset value of the Janus Aspen and T. Rowe Price portfolios are reflected on the Statements of Operations as a reduction to mortality and expense risk charges.

      At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for adminstrative expenses relating to the issuance and maintenance of the contract.

      The Company deducts a front-end sales expense charge of 5% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

      The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

December 31, 2003 and 2002

5.    Changes in Units Outstanding

      The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                      Units      Units          Net Increase
                                                     Issued     Redeemed         (Decrease)
                                                    ---------- -------------   ---------------
Janus Aspen Growth Portfolio                           13,265         6,593             6,672
Janus Aspen Mid Cap Growth Portfolio                   31,740        38,176            (6,436)
Janus Aspen Capital Appreciation Portfolio              5,539         3,533             2,006
Janus Aspen Worldwide Growth Portfolio                  1,913         1,758               155
Janus Aspen Balanced Portfolio                          3,269         4,325            (1,056)
T. Rowe Price Prime Reserve Portfolio                   2,240         3,649            (1,409)
T. Rowe Price Limited Term Bond Portfolio               1,806         1,666               140
T. Rowe Price Equity Income Portfolio                   6,680         2,416             4,264
T. Rowe Price Personal Strategy Balanced Portfolio      5,806         7,389            (1,583)
T. Rowe Price International Stock Portfolio             1,096           787               309

      The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                                      Units      Units          Net Increase
                                                     Issued     Redeemed         (Decrease)
                                                    ---------- -------------   ---------------
Janus Aspen Growth Portfolio                           16,118         7,907             8,211
Janus Aspen Aggressive Growth Portfolio                48,216        42,284             5,932
Janus Aspen Capital Appreciation Portfolio              8,589         2,029             6,560
Janus Aspen Worldwide Growth Portfolio                  2,661         3,185              (524)
Janus Aspen Balanced Portfolio                          9,939         2,040             7,899
T. Rowe Price Prime Reserve Portfolio                   8,187        19,603           (11,416)
T. Rowe Price Limited Term Bond Portfolio               3,004         2,211               793
T. Rowe Price Equity Income Portfolio                   8,626         1,464             7,162
T. Rowe Price Personal Strategy Balanced Portfolio      8,245         8,399              (154)
T. Rowe Price International Stock Portfolio               940           326               614

December 31, 2003 and 2002

6.    Financial Highlights

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2003 follows:

                                                                                        Expenses        Income
                                                                                        as a % of     as a % of
                                                                     Net Assets          Average       Average
                                                                ---------------------
                                                                  Unit                     Net           Net          Total
                                                      Units      Value        (000's)    Assets*        Assets       Return
                                                      -----      -----        -------    -------        ------       ------
Janus Aspen Growth Portfolio                           31,297      $5.74       $ 180        1.05%        0.10 %      30.56 %
Janus Aspen Mid Cap Growth Portfolio                  161,763      19.33       3,126        1.05            -        33.90
Janus Aspen Capital Appreciation Portfolio             19,470       6.11         119        1.05         0.48        19.46
Janus Aspen Worldwide Growth Portfolio                  6,181       5.58          35        1.05         1.12        22.88
Janus Aspen Balanced Portfolio                         12,360       9.56         118        1.05         2.20        13.03
T. Rowe Price Prime Reserve Portfolio                  11,655      18.12         211        1.05         0.70        (0.21)
T. Rowe Price Limited Term Bond Portfolio               8,372      22.95         192        1.05         3.78         3.39
T. Rowe Price Equity Income Portfolio                  13,007      12.25         159        1.05         1.76        24.38
T. Rowe Price Personal Strategy Balanced Portfolio     57,705      34.19       1,973        1.05         2.22        23.69
T. Rowe Price International Stock Portfolio             1,518       6.94          11        1.05         1.53        29.35

    * Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2002 follows:

                                                                                           Expenses        Income
                                                                                           as a % of     as a % of
                                                                        Net Assets          Average       Average
                                                                   ---------------------
                                                                   ---------------------
                                                                     Unit                     Net           Net          Total
                                                         Units      Value        (000's)    Assets*        Assets       Return
Janus Aspen Growth Portfolio                              24,625    $4.40       $ 108         1.05%            - %     (27.19)%
Janus Aspen Aggressive Growth Portfolio                  168,199    14.43       2,428         1.05             -       (28.63)
Janus Aspen Capital Appreciation Portfolio                17,464     5.12          89         1.05          0.60       (16.45)
Janus Aspen Worldwide Growth Portfolio                     6,026     4.54          27         1.05          0.87       (26.22)
Janus Aspen Balanced Portfolio                            13,416     8.46         113         1.05          2.93        (7.29)
T. Rowe Price Prime Reserve Portfolio                     13,064    18.16         237         1.05          1.66         0.62
T. Rowe Price Limited Term Bond Portfolio                  8,232    22.20         183         1.05          5.21         4.92
T. Rowe Price Equity Income Portfolio                      8,743     9.85          86         1.05          1.94       (13.91)
T. Rowe Price Personal Strategy Balanced Portfolio        59,288    27.64       1,639         1.05          2.59        (8.63)
T. Rowe Price International Stock Portfolio                1,209     5.37           6         1.05          1.25       (19.06)

    * Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

December 31, 2003 and 2002

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001 follows:

                                                                                          Expenses       Income
                                                                                          as a % of     as a % of
                                                                       Net Assets          Average       Average
                                                                  ----------------------
                                                                    Unit                     Net           Net        Total
                                                        Units       Value       (000's)     Assets*       Assets      Return
Janus Aspen Growth Portfolio                             16,414     $6.04        $ 99        1.05 %        0.09 %     (25.54)%
Janus Aspen Aggressive Growth Portfolio                 162,267     20.22       3,282        1.05             -       (40.02)
Janus Aspen Capital Appreciation Portfolio               10,904      6.12          67        1.05          1.38       (22.46)
Janus Aspen Worldwide Growth Portfolio                    6,550      6.16          40        1.05          0.52       (23.26)
Janus Aspen Balanced Portfolio                            5,517      9.12          50        1.05          2.90        (5.52)
T. Rowe Price Prime Reserve Portfolio                    24,480     18.05         442        1.05          3.44         3.15
T. Rowe Price Limited Term Bond Portfolio                 7,439     21.16         157        1.05          5.59         7.62
T. Rowe Price Equity Income Portfolio                     1,581     11.44          18        1.05          1.56         0.55
T. Rowe Price Personal Strategy Balanced Portfolio       59,442     30.26       1,798        1.05          2.91        (3.29)
T. Rowe Price International Stock Portfolio                 595      6.63           4        1.05          2.84       (23.04)

* Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

7.    Concentrations of Ownership

      At December 31, 2003 significant concentrations of ownership were as follows:

                                                       Number of
                                                    Contract Owners   Percentage Owned
Janus Aspen Growth Portfolio                              3                  51.8
Janus Aspen Capital Appreciation Portfolio                3                  45.3
Janus Aspen Worldwide Growth Portfolio                    1                  35.9
Janus Aspen Balanced Portfolio                            2                  40.7
T. Rowe Price Prime Reserve Portfolio                     3                  40.3
T. Rowe Price Equity Income Portfolio                     3                  35.7
T. Rowe Price Personal Strategy Balanced Portfolio        1                  10.1
T. Rowe Price International Stock Portfolio               1                  79.1

      At December 31, 2002 significant concentrations of ownership were as follows:

                                                        Number of
                                                     Contract Owners  Percentage Owned
Janus Aspen Growth Portfolio                               3                 42.7
Janus Aspen Capital Appreciation Portfolio                 4                 55.9
Janus Aspen Worldwide Growth Portfolio                     1                 37.6
Janus Aspen Balanced Portfolio                             2                 38.8
T. Rowe Price Prime Reserve Portfolio                      4                 48.3
T. Rowe Price Equity Income Portfolio                      2                 31.7
T. Rowe Price International Stock Portfolio                4                 82.5

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Sentry Life Insurance Company
   and
The Contract Owners of
Sentry Variable Life Account I:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Life Account I, and its Janus Aspen Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, and T. Rowe Price International Stock Portfolio at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts an disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2003, by correspondence with the investment advisors, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
February 13, 2004